UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2008

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          February 9, 2009


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        35
FORM 13F INFORMATION VALUE TOTAL:              $257026

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1839     34461   Sole		     34461
Alcon           Common  H01301102    205      2300   Sole                     2300
Amgen Inc.      Common  031162100    237      4100   Sole                     4100
Automatic Data 	Common	053015103   2019     51329   Sole                    51329
Bank of NY MelloCommon  064058100    253      8921   Sole                     8921
Berkshire Hath	Common	084670108  63176       654   Sole                      654
Berkshire Hath	Common	084670207  13608      4234   Sole                     4234
Chevron Corp    Common	166764100    594      8024   Sole                     8024
Cisco Systems	Common	17275R102  17805   1092308   Sole                  1092308
Coca-Cola Co.	Common	191216100   8677    191671   Sole                   191671
Emerson Elec.	Common	291011104    650     17760   Sole                    17760
ExxonMobil	Common	30231G102   5367     67231   Sole                    67231
General ElectricCommon	369604103   4003    247105   Sole                   247105
Hersey Foods	Common  427866108    208      6002   Sole                     6002
H.J. Heinz Co.	Common	423074103    666     17711   Sole		     17711
IBM		Common	459200101    712      8463   Sole                     8463
Intel Corp.	Common	458140100   3170    216263   Sole                   216263
Johnson & JohnsoCommon	478160104  26379    440903   Sole                   440903
Linear TechnologCommon	535678106  19434    878583   Sole		    878583
Medtronic	Common	585055106   5798    184548   Sole                   184548
Microsoft	Common	594918104  21379   1099742   Sole                  1099742
3M Company 	Common	604059105   1033     17956   Sole                    17956
Moody's Corp.	Common	615369105  14782    735784   Sole		    735784
Neustar Inc Cl ACommon  64126X201    237     12400   Sole                    12400
PepsiCo		Common	713448108   1148     20961   Sole                    20961
Pfizer Inc.	Common	717081103    353     19905   Sole                    19905
Phillip MOrris  Common  718172109    307      7052   Sole                     7052
Procter & GambleCommon	742718109  19953    322753   Sole                   322753
Sigma Aldrich   Common  826552101    279      6600   Sole                     6600
Verizon CommunicCommon  92343V104    275      8116   Sole                     8116
Walgreen Co.	Common	931422109  15588    631865   Sole                   631865
Wal-mart Stores Common  931142103    355      6339   Sole                     6339
Walt Disney Co.	Common	254687106    411     18134   Sole                    18134
Western Union   Common  959802109   5777    402859   Sole		    402859
Wyeth           Common  983024100    349      9300   Sole                     9300